Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (20.3%)

	Airlines (0.0%)

138,903	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$147,267

	Communication Services (3.3%)

260,000	Altice Financing, SA*^ 7.500%, 05/15/26	272,674

630,000	Altice France, SA* 7.375%, 05/01/26	667,926

	Altice Luxembourg, SA*

200,000	7.750%, 05/15/22^	204,252

200,000	7.625%, 02/15/25	196,519

210,000	Arrow Bidco, LLC* 9.500%, 03/15/24	211,603

350,000	Belo Corp. 7.250%, 09/15/27	386,795

	Cincinnati Bell, Inc.*^

459,000	8.000%, 10/15/25	382,726

125,000	7.000%, 07/15/24	107,200

75,000	CommScope, Inc.*^ 8.250%, 03/01/27	74,076

210,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	191,015

	CSC Holdings, LLCµ*

980,000	5.500%, 04/15/27^	1,031,313

400,000	5.500%, 05/15/26	418,386

210,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	214,570

276,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	281,040

1,557,000	Embarq Corp. 7.995%, 06/01/36	1,516,331

	Entercom Media Corp.*

425,000	7.250%, 11/01/24	445,066

140,000	6.500%, 05/01/27^	148,183

140,000	EW Scripps Company*^ 5.125%, 05/15/25	139,832

	Frontier Communications Corp.

670,000	7.625%, 04/15/24	371,046

510,000	11.000%, 09/15/25^	296,970

350,000	10.500%, 09/15/22^	219,208

280,000	8.500%, 04/01/26*^	274,295

140,000	8.000%, 04/01/27*	146,480

69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*^ 5.250%, 12/01/27	71,945

485,000	Gray Television, Inc.*^ 7.000%, 05/15/27	531,153

	Hughes Satellite Systems Corp.^

245,000	6.625%, 08/01/26	264,353

80,000	5.250%, 08/01/26	84,823

275,000	iHeartCommunications, Inc. 8.375%, 05/01/27	290,073

1,250,000	Inmarsat Finance, PLCµ* 4.875%, 05/15/22	1,263,212

	Intelsat Jackson Holdings, SA

490,000	9.750%, 07/15/25*	507,998

PRINCIPAL AMOUNT		VALUE

285,000	5.500%, 08/01/23^	$263,019

255,000	8.000%, 02/15/24*	265,544

135,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	122,712

350,000	Nexstar Broadcasting, Inc.*^ 5.625%, 08/01/24	364,336

155,000	SBA Communications Corp. 4.000%, 10/01/22	157,340

342,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	345,579

	Sprint Corp.^

1,150,000	7.875%, 09/15/23	1,280,738

780,000	7.125%, 06/15/24	852,723

350,000	7.625%, 03/01/26	392,094

350,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	361,060

210,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	213,939

535,000	United States Cellular Corp. 6.700%, 12/15/33	568,665

200,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	199,040

	Windstream Services, LLC / Windstream Finance Corp.

112,000	7.750%, 10/01/21	30,383

43,000	10.500%, 06/30/24*	30,733

140,000	Zayo Group, LLC / Zayo Capital, Inc.* 5.750%, 01/15/27	142,423

		16,801,391

	Consumer Discretionary (3.5%)

280,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	298,355

350,000	Beverages & More, Inc.* 11.500%, 06/15/22	270,989

355,000	Boyd Gaming Corp. 6.000%, 08/15/26	372,212

365,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	365,670

	CCO Holdings, LLC / CCO Holdings Capital Corp.

725,000	5.125%, 05/01/27*	748,954

285,000	5.750%, 09/01/23^	291,291

140,000	5.000%, 02/01/28*	143,879

207,000	Cedar Fair, LP*^ 5.250%, 07/15/29	213,953

	Century Communities, Inc.

345,000	6.750%, 06/01/27*^	356,878

315,000	5.875%, 07/15/25	317,336

2,500,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	2,627,725

	DISH DBS Corp.^

315,000	7.750%, 07/01/26	308,010

195,000	5.875%, 11/15/24	181,228

630,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	663,793

1,000,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,031,200

350,000	GLP Capital, LP / GLP Financing II, Inc.µ^ 5.250%, 06/01/25	379,425

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

490,000	goeasy, Ltd.µ* 7.875%, 11/01/22	$513,314

510,000	Guitar Center, Inc.* 9.500%, 10/15/21	487,264

50,000	IAA, Inc.* 5.500%, 06/15/27	52,316

345,000	International Game Technology, PLC*^ 6.250%, 01/15/27	376,930

763,000	L Brands, Inc.^ 6.875%, 11/01/35	682,191

325,000	Lennar Corp.µ 5.250%, 06/01/26	347,253

375,000	Liberty Interactive, LLC 8.250%, 02/01/30	388,457

350,000	M/I Homes, Inc. 5.625%, 08/01/25	356,657

	Mattel, Inc.^

320,000	6.750%, 12/31/25*	337,275

10,000	2.350%, 08/15/21	9,826

325,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	307,091

400,000	Meritage Homes Corp.µ 6.000%, 06/01/25	437,158

138,000	Michaels Stores, Inc.*^ 8.000%, 07/15/27	133,860

	Penske Automotive Group, Inc.

335,000	5.500%, 05/15/26^	347,563

155,000	5.375%, 12/01/24	159,930

	Rite Aid Corp.

720,000	7.700%, 02/15/27	452,182

210,000	6.125%, 04/01/23*^	177,560

275,000	Salem Media Group, Inc.* 6.750%, 06/01/24	243,243

200,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	198,251

138,000	Service Corp. International 5.125%, 06/01/29	145,749

	Sirius XM Radio, Inc.*

345,000	5.500%, 07/01/29	360,720

345,000	4.625%, 07/15/24µ	355,328

350,000	Sotheby’s*^ 4.875%, 12/15/25	362,775

440,000	Staples, Inc.* 7.500%, 04/15/26	450,591

270,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	279,358

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	214,722

345,000	Twin River Worldwide Holdings, Inc.*^ 6.750%, 06/01/27	361,263

125,004	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	131,823

275,000	VOC Escrow, Ltd.µ*

	5.000%, 02/15/28	281,038

		17,522,586

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (1.0%)

	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC

350,000	5.750%, 03/15/25	$358,265

210,000	7.500%, 03/15/26*^	231,457

210,000	Dean Foods Company* 6.500%, 03/15/23	118,675

215,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	224,645

325,000	Fresh Market, Inc.* 9.750%, 05/01/23	205,324

	JBS USA LUX, SA / JBS USA Finance, Inc.*

755,000	5.875%, 07/15/24	776,687

480,000	6.750%, 02/15/28	519,358

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

276,000	5.500%, 01/15/30	275,941

112,000	6.500%, 04/15/29µ	120,427

	New Albertson’s, Inc.

248,000	7.750%, 06/15/26	249,231

194,000	8.000%, 05/01/31	197,730

35,000	7.450%, 08/01/29	34,808

	Pilgrim’s Pride Corp.*

400,000	5.875%, 09/30/27	420,920

140,000	5.750%, 03/15/25^	144,928

	Post Holdings, Inc.*

325,000	5.750%, 03/01/27	338,151

105,000	5.500%, 12/15/29^	106,428

70,000	5.625%, 01/15/28^	72,326

	Simmons Foods, Inc.*^

285,000	7.750%, 01/15/24	307,563

165,000	5.750%, 11/01/24	151,607

		4,854,471

	Energy (2.3%)

210,000	Apergy Corp. 6.375%, 05/01/26	214,050

360,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	333,459

210,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	158,256

	Buckeye Partners, LP

135,000	5.850%, 11/15/43^	118,774

135,000	3.950%, 12/01/26µ	120,452

410,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	274,573

440,000	California Resources Corp.*^ 8.000%, 12/15/22	308,475

	Carrizo Oil & Gas, Inc.

285,000	8.250%, 07/15/25	285,574

171,000	6.250%, 04/15/23^	168,003

350,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	203,518

280,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	297,025

	Chesapeake Energy Corp.

275,000	7.000%, 10/01/24	227,756

255,000	8.000%, 01/15/25^	216,216

415,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	391,084

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Denbury Resources, Inc.

329,000	7.750%, 02/15/24*^	$242,195

225,000	9.250%, 03/31/22*	198,767

81,000	5.500%, 05/01/22	42,527

140,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	133,512

	Energy Transfer Operating, LP

635,000	5.500%, 06/01/27^	712,781

625,000	5.271%, 11/01/66µ‡ 3 mo. USD LIBOR + 3.02%	471,922

135,000	Enterprise Products Operating, LLCµ‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	129,481

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

245,000	9.375%, 05/01/24	51,792

215,000	7.750%, 05/15/26	193,076

	Genesis Energy, LP / Genesis Energy Finance Corp.^

350,000	6.500%, 10/01/25	349,975

350,000	6.250%, 05/15/26	345,452

510,000	Gulfport Energy Corp. 6.375%, 05/15/25	392,134

460,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	433,405

350,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	355,285

490,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	404,130

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27^	129,547

130,000	7.500%, 01/15/26	101,884

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	122,273

35,174	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	36,097

170,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	161,316

335,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	334,492

205,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	211,646

135,000	PDC Energy, Inc. 5.750%, 05/15/26	130,585

270,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	260,632

145,000	QEP Resources, Inc.^ 5.625%, 03/01/26	124,664

345,000	SESI, LLC 7.750%, 09/15/24	206,905

150,000	SM Energy Company 6.750%, 09/15/26	135,422

200,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^ 6.500%, 07/15/27	218,285

PRINCIPAL AMOUNT		VALUE

70,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	$68,185

66,150	Transocean Pontus, Ltd.* 6.125%, 08/01/25	68,495

335,000	Transocean, Inc.* 7.500%, 01/15/26	314,939

350,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	206,937

390,000	W&T Offshore, Inc.* 9.750%, 11/01/23	376,689

456,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	220,752

265,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	250,224

		11,453,618

	Financials (3.2%)

680,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	624,668

740,000	Ally Financial, Inc.^ 8.000%, 11/01/31	990,756

350,000	Amwins Group, Inc.*^ 7.750%, 07/01/26	365,820

	Ardonagh Midco 3, PLC*

620,000	8.625%, 07/15/23^	582,081

200,000	8.625%, 07/15/23	185,678

575,000	AssuredPartners, Inc.* 7.000%, 08/15/25	577,976

190,000	Bank of America Corp.^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	201,745

345,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLCµ* 5.750%, 05/15/26	358,752

130,000	Charles Schwab Corp.µ^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	131,446

175,000	CNO Financial Group, Inc. 5.250%, 05/30/29	189,704

350,000	Credit Acceptance Corp.*^ 6.625%, 03/15/26	378,234

240,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	250,976

350,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24	348,085

355,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	364,645

138,000	HAT Holdings I, LLC / HAT Holdings II, LLCµ* 5.250%, 07/15/24	144,044

350,000	HUB International, Ltd.* 7.000%, 05/01/26	356,559

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

173,000	6.750%, 02/01/24	180,839

172,000	6.250%, 05/15/26*	177,289

525,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	388,762

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

625,000	Iron Mountain, Inc.µ*^ 5.250%, 03/15/28	$631,969

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

1,150,000	7.250%, 08/15/24	1,136,510

350,000	6.250%, 06/03/26µ	355,591

325,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.µ* 5.250%, 10/01/25	334,077

270,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	279,640

350,000	Lions Gate Capital Holdings, LLC*^ 6.375%, 02/01/24	369,841

640,000	LPL Holdings, Inc.*^ 5.750%, 09/15/25	666,362

585,000	MetLife, Inc.^ 6.400%, 12/15/66	677,930

715,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	714,632

625,000	Navient Corp.^ 6.750%, 06/25/25	654,441

290,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	295,416

500,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	484,355

345,000	Radian Group, Inc.µ 4.875%, 03/15/27	347,127

375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	384,433

	Springleaf Finance Corp.

465,000	6.875%, 03/15/25^	520,647

335,000	7.125%, 03/15/26	376,455

69,000	6.625%, 01/15/28	75,002

345,000	Starwood Property Trust, Inc.µ 4.750%, 03/15/25	350,587

180,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	182,336

360,000	Tronox Finance, PLC* 5.750%, 10/01/25	339,300

		15,974,710

	Health Care (2.5%)

634,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	656,161

	Bausch Health Americas, Inc.*^

770,000	8.500%, 01/31/27	849,964

330,000	9.250%, 04/01/26	370,153

	Bausch Health Cos., Inc.*

680,000	9.000%, 12/15/25^	760,730

70,000	5.750%, 08/15/27µ	73,951

	CHS/Community Health Systems, Inc.

1,210,000	8.125%, 06/30/24*^	929,207

220,000	6.250%, 03/31/23	211,186

140,000	8.000%, 03/15/26*	135,022

96,000	6.875%, 02/01/22	65,911

770,000	DaVita, Inc.^ 5.125%, 07/15/24	773,958

PRINCIPAL AMOUNT		VALUE

	HCA, Inc.

2,110,000	5.375%, 02/01/25^	$2,287,156

300,000	7.500%, 11/06/33	349,822

340,000	Horizon Pharma USA, Inc.* 8.750%, 11/01/24	366,904

665,000	Magellan Health, Inc.µ 4.900%, 09/22/24	666,210

465,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	295,077

210,000	Par Pharmaceutical, Inc.* 7.500%, 04/01/27	190,083

145,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	119,670

	Tenet Healthcare Corp.

490,000	6.250%, 02/01/27*^	507,633

390,000	4.625%, 07/15/24µ^	397,874

140,000	6.875%, 11/15/31	123,750

440,000	Teva Pharmaceutical Finance Company, BVµ^ 2.950%, 12/18/22	396,645

	Teva Pharmaceutical Finance Netherlands III, BV^

1,550,000	6.000%, 04/15/24µ	1,438,756

225,000	2.800%, 07/21/23	196,160

665,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	611,002

		12,772,985

	Industrials (2.5%)

400,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	412,210

	Allison Transmission, Inc.µ*

425,000	4.750%, 10/01/27	426,445

70,000	5.875%, 06/01/29^	74,472

140,000	American Airlines Group, Inc.* 5.000%, 06/01/22	144,389

326,000	Arconic, Inc.µ^ 5.125%, 10/01/24	345,532

409,290	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	422,770

137,000	Avolon Holdings Funding, Ltd.µ* 5.250%, 05/15/24	147,222

350,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	347,508

525,000	Bombardier, Inc.*^ 7.500%, 03/15/25	535,319

70,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	72,028

470,000	Covanta Holding Corp. 5.875%, 03/01/24	483,038

370,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	326,949

570,000	Fly Leasing, Ltd. 5.250%, 10/15/24	585,373

	Golden Nugget, Inc.*

370,000	6.750%, 10/15/24	381,862

285,000	8.750%, 10/01/25^	300,799

175,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	182,711

350,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	373,571

505,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	519,648

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	$351,139

	Hertz Corp.

368,000	7.625%, 06/01/22*^	382,484

210,000	7.375%, 01/15/21^	210,194

138,000	7.125%, 08/01/26*	140,972

350,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	344,741

190,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	182,265

540,000	Meritor, Inc. 6.250%, 02/15/24	556,864

480,000	Navistar International Corp.* 6.625%, 11/01/25	494,640

	Park Aerospace Holdings, Ltd.*

215,000	4.500%, 03/15/23µ	223,330

130,000	5.500%, 02/15/24	140,429

635,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	633,781

	Scientific Games International, Inc.*

330,000	5.000%, 10/15/25^	338,765

140,000	8.250%, 03/15/26	150,141

70,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	74,276

210,000	Tennant Company 5.625%, 05/01/25	218,241

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	204,785

	TransDigm, Inc.*

355,000	6.250%, 03/15/26	373,194

205,000	7.500%, 03/15/27^	216,465

	United Rentals North America, Inc.

275,000	4.875%, 01/15/28^	281,029

265,000	5.875%, 09/15/26	282,481

140,000	6.500%, 12/15/26^	151,858

175,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	180,273

350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	373,957

		12,588,150

	Information Technology (0.5%)

140,000	CDK Global, Inc.* 5.250%, 05/15/29	145,539

315,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	287,523

635,000	Dell International, LLC / EMC Corp.µ* 6.020%, 06/15/26	702,008

420,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	357,000

375,000	IQVIA, Inc.µ* 5.000%, 05/15/27	391,209

207,000	MTS Systems Corp.* 5.750%, 08/15/27	213,034

375,000	VFH Parent, LLC* 6.750%, 06/15/22	387,823

		2,484,136

	Materials (0.8%)

301,000	AK Steel Corp.^ 6.375%, 10/15/25	256,485

PRINCIPAL AMOUNT		VALUE

300,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	$323,532

400,000	ArcelorMittal, SA^ 7.000%, 10/15/39	478,830

525,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	543,034

140,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	145,075

275,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	272,826

255,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	255,411

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	227,692

70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	73,488

325,000	New Gold, Inc.* 6.375%, 05/15/25	282,324

69,000	Norbord, Inc.µ* 5.750%, 07/15/27	69,839

785,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	820,933

190,000	United States Steel Corp.^ 6.875%, 08/15/25	185,360

		3,934,829

	Real Estate (0.3%)

365,000	CBL & Associates, LP^ 5.250%, 12/01/23	266,919

350,000	Forestar Group, Inc.* 8.000%, 04/15/24	374,189

570,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	591,788

		1,232,896

	Utilities (0.4%)

70,000	NextEra Energy Operating Partners, LPµ* 4.250%, 07/15/24	71,086

150,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	159,104

	NRG Energy, Inc.

386,000	5.750%, 01/15/28µ^	411,590

95,000	6.625%, 01/15/27	101,526

660,000	PPL Capital Funding, Inc.µ^‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	599,824

	Talen Energy Supply, LLC*^

135,000	10.500%, 01/15/26	126,679

70,000	7.250%, 05/15/27	69,290

350,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	355,500

295,000	Vistra Energy Corp.* 8.125%, 01/30/26	317,792

		2,212,391

	TOTAL CORPORATE BONDS (Cost $103,748,975)	101,979,430

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (99.0%)

	Communication Services (8.5%)

8,298,000	GCI Liberty, Inc.*^ 1.750%, 09/30/46	$9,644,516

6,650,000	IAC Financeco 3, Inc.*^ 2.000%, 01/15/30	7,189,648

	Liberty Media Corp.

5,825,000	1.375%, 10/15/23	7,002,902

3,400,000	2.250%, 09/30/46	1,840,199

1,700,000	2.250%, 12/01/48*	2,046,214

3,500,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	4,235,228

3,450,000	Twitter, Inc.^ 0.250%, 06/15/24	3,690,137

6,600,000	Zynga, Inc.* 0.250%, 06/01/24	6,798,924

		42,447,768

	Consumer Discretionary (11.1%)

7,000,000	Booking Holdings, Inc.~ 0.350%, 06/15/20	10,147,795

3,000,000	Caesars Entertainment Corp. 5.000%, 10/01/24	5,172,105

2,094,000	Chegg, Inc.*^ 0.125%, 03/15/25	2,336,161

	DISH Network Corp.

6,300,000	2.375%, 03/15/24	5,620,482

5,500,000	3.375%, 08/15/26^	5,047,405

3,350,000	Guess, Inc.* 2.000%, 04/15/24	3,219,668

	Liberty Interactive, LLC

630,916	4.000%, 11/15/29	447,200

475,000	3.750%, 02/15/30	337,856

5,000,000	NIO, Inc.* 4.500%, 02/01/24	2,866,675

3,450,000	RH^ 0.000%, 06/15/23	3,380,948

	Tesla, Inc.

11,500,000	1.250%, 03/01/21^	11,221,642

6,000,000	2.000%, 05/15/24	6,078,960

		55,876,897

	Energy (4.4%)

120,000	Denbury Resources, Inc.* 6.375%, 12/31/24	73,817

2,634,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	3,235,658

6,750,000	Nabors Industries, Inc.^ 0.750%, 01/15/24	4,744,710

4,631,000	Oil States International, Inc. 1.500%, 02/15/23	4,031,355

4,700,000	SM Energy Company 1.500%, 07/01/21	4,283,486

9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/20	211,008

2,800,000	TOTAL, SA^ 0.500%, 12/02/22	2,938,474

2,625,000	Transocean, Inc.^ 0.500%, 01/30/23	2,502,019

		22,020,527

PRINCIPAL AMOUNT		VALUE

	Financials (5.4%)

1,500,000	Blackstone Mortgage Trust, Inc. 4.375%, 05/05/22	$1,557,608

4,825,000	Hope Bancorp, Inc. 2.000%, 05/15/38	4,526,477

6,000,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,030,590

6,250,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	6,520,437

2,900,000	MGIC Investment Corp.* 9.000%, 04/01/63	3,870,441

350,000	Prospect Capital Corp. 4.950%, 07/15/22	359,083

3,400,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,463,512

		27,328,148

	Health Care (20.2%)

8,150,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	8,823,923

5,900,000	CONMED Corp.* 2.625%, 02/01/24	6,904,032

6,800,000	DexCom, Inc.*^ 0.750%, 12/01/23	8,121,240

3,500,000	Evolent Health, Inc.* 1.500%, 10/15/25	2,245,740

6,000,000	Exact Sciences Corp.^ 0.375%, 03/15/27	7,421,370

2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	1,994,604

4,500,000	Illumina, Inc.^ 0.500%, 06/15/21	5,983,515

3,250,000	Innoviva, Inc. 2.125%, 01/15/23	3,219,710

1,500,000	Insmed, Inc. 1.750%, 01/15/25	1,373,993

6,000,000	Insulet Corp. 1.375%, 11/15/24	8,738,760

2,500,000	Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	3,011,663

4,500,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,598,865

1,500,000	Medicines Company 2.750%, 07/15/23	1,505,798

2,395,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	3,453,303

4,550,000	NuVasive, Inc. 2.250%, 03/15/21	5,482,477

3,250,000	Pacira BioSciences, Inc. 2.375%, 04/01/22	3,364,270

5,741,000	Repligen Corp.^ 0.375%, 07/15/24	6,210,556

1,500,000	Sarepta Therapeutics, Inc.^ 1.500%, 11/15/24	3,276,278

2,873,000	Supernus Pharmaceuticals, Inc.^ 0.625%, 04/01/23	2,829,646

3,400,000	Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	3,786,580

3,500,000	Teladoc Health, Inc.^ 1.375%, 05/15/25	5,267,762

3,500,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	3,796,765

		101,410,850

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (3.0%)

3,500,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	$3,496,447

3,300,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	3,432,495

2,625,000	FTI Consulting, Inc.* 2.000%, 08/15/23	3,171,368

5,250,000	Greenbrier Companies, Inc.^ 2.875%, 02/01/24	5,027,610

		15,127,920

	Information Technology (43.6%)

5,650,000	8x8, Inc.* 0.500%, 02/01/24	6,479,279

2,000,000	Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	7,740,170

6,265,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	7,085,496

4,500,000	Coupa Software, Inc.*^ 0.125%, 06/15/25	5,066,910

6,900,000	DocuSign, Inc.*^ 0.500%, 09/15/23	7,276,360

	Envestnet, Inc.

3,450,000	1.750%, 06/01/23^	4,229,545

3,000,000	1.750%, 12/15/19	3,492,750

2,827,000	Euronet Worldwide, Inc.*^ 0.750%, 03/15/49	3,348,666

6,250,000	Guidewire Software, Inc.^ 1.250%, 03/15/25	7,042,094

5,550,000	II-VI, Inc. 0.250%, 09/01/22	6,097,840

7,175,000	Inphi Corp. 0.750%, 09/01/21	8,885,161

1,250,000	Intel Corp.^~ 3.250%, 08/01/39	3,103,688

3,250,000	LivePerson, Inc.* 0.750%, 03/01/24	3,662,848

4,000,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,791,440

12,000,000	Microchip Technology, Inc. 1.625%, 02/15/27	15,344,100

8,844,000	New Relic, Inc.^ 0.500%, 05/01/23	9,782,658

5,750,000	NXP Semiconductors, NV~ 1.000%, 12/01/19	6,148,906

	ON Semiconductor Corp.

6,010,000	1.000%, 12/01/20~	7,656,289

3,500,000	1.625%, 10/15/23^	4,466,700

3,500,000	OSI Systems, Inc. 1.250%, 09/01/22	4,171,458

14,250,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	15,719,104

1,530,000	Pluralsight, Inc.*^ 0.375%, 03/01/24	1,662,054

3,500,000	Pure Storage, Inc.^ 0.125%, 04/15/23	3,393,688

	Q2 Holdings, Inc.

3,250,000	0.750%, 06/01/26*	3,598,465

1,683,000	0.750%, 02/15/23	2,503,723

1,992,000	Rapid7, Inc.* 1.250%, 08/01/23	3,179,800

2,600,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	3,438,032

13,725,000	Splunk, Inc.* 0.500%, 09/15/23	15,683,146

PRINCIPAL AMOUNT		VALUE

8,150,000	Square, Inc.^ 0.500%, 05/15/23	$10,347,158

1,250,000	Twilio, Inc.^ 0.250%, 06/01/23	2,561,069

3,500,000	Viavi Solutions, Inc. 1.750%, 06/01/23	4,289,652

7,000,000	Wix.com, Ltd.^ 0.000%, 07/01/23	8,826,895

8,500,000	Workday, Inc. 0.250%, 10/01/22	12,501,672

3,750,000	Zendesk, Inc. 0.250%, 03/15/23	5,496,225

		219,073,041

	Real Estate (2.1%)

2,000,000	Colony Capital, Inc. 3.875%, 01/15/21	1,975,870

2,750,000	Extra Space Storage, LP* 3.125%, 10/01/35	3,414,496

4,200,000	IH Merger Sub, LLC 3.500%, 01/15/22	5,272,701

		10,663,067

	Utilities (0.7%)

3,500,000	NRG Energy, Inc.^ 2.750%, 06/01/48	3,702,475

	TOTAL CONVERTIBLE BONDS (Cost $497,359,613)	497,650,693

BANK LOANS (2.3%)

	Communication Services (0.6%)

248,111	Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	248,830

225,000	CommScope, Inc.‡ 5.484%, 04/06/26 1 mo. LIBOR + 3.25%	225,675

149,625	CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	150,435

289,744	Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	292,218

350,000	iHeartCommunications, Inc.‡ 6.579%, 05/01/26 1 mo. LIBOR + 4.00%	353,062

485,600	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	492,481

200,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	202,450

496,576	New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	496,266

307,702	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	307,942

290,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%	293,866

		3,063,225

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.4%)

74,812	ESH Hospitality, Inc.! 0.000%, 08/30/23	$75,005

1,014,196	PetSmart, Inc.‡ 6.380%, 03/11/22 1 mo. LIBOR + 4.00%	997,431

198,850	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	197,774

624,773	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 3 mo. LIBOR + 4.75%	621,261

		1,891,471

	Energy (0.1%)

200,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	197,438

286,375	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	274,347

243,750	Par Pacific Holdings, Inc.‡ 9.100%, 12/17/25 3 mo. LIBOR + 6.75%	246,797

		718,582

	Financials (0.2%)

69,052	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	68,849

345,625	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	348,865

213,182	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	212,383

277,200	HUB International, Ltd.‡ 5.267%, 04/25/25 3 mo. LIBOR + 3.00%	274,737

		904,834

	Health Care (0.6%)

692,838	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	644,215

635,041	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	638,057

234,375	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 1 mo. LIBOR + 2.75%	234,625

319,608	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	321,805

304,745	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	260,854

341,250	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	332,081

PRINCIPAL AMOUNT		VALUE

556,461	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	$489,221

		2,920,858

	Industrials (0.3%)

314,198	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	315,180

500,000	Berry Global, Inc.‡ 4.902%, 07/01/26 1 mo. LIBOR + 2.50%	500,235

285,000	Dun & Bradstreet Corp.‡ 7.241%, 02/08/26 1 mo. LIBOR + 5.00%	287,227

359,089	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	360,662

248,750	RegionalCare Hospital Partners Holdings, Inc.‡ 6.769%, 11/17/25 1 mo. LIBOR + 4.50%	250,522

69,823	TransDigm, Inc.‡ 4.830%, 06/09/23 3 mo. LIBOR + 2.50%	69,581

		1,783,407

	Information Technology (0.1%)

328,350	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	316,483

248,106	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	249,054

		565,537

	TOTAL BANK LOANS (Cost $11,925,277)	11,847,914

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (19.0%)

	Energy (0.2%)

48,125	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,160,294

	Financials (7.2%)

104,000	AMG Capital Trust II~ 5.150%, 10/15/37	4,993,820

28,700	Assurant, Inc. 6.500%, 03/15/21	3,352,734

7,360	Bank of America Corp. 7.250%, 12/31/49	10,432,358

17,347	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,618,302

11,335	Wells Fargo & Company 7.500%, 12/31/49	15,761,998

		36,159,212

	Health Care (2.7%)

103,500	Becton Dickinson and Company 6.125%, 05/01/20	6,380,775

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

6,100	Danaher Corp. 4.750%, 04/15/22	$6,922,890

		13,303,665

	Industrials (2.0%)

6,350	Fortive Corp. 5.000%, 07/01/21	6,203,378

67,000	Rexnord Corp. 5.750%, 11/15/19	3,957,690

		10,161,068

	Materials (0.7%)

60,221	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,238,083

	Real Estate (1.4%)

5,900	Crown Castle International Corp. 6.875%, 08/01/20	7,113,984

	Utilities (4.8%)

120,985	American Electric Power Company, Inc. 6.125%, 03/15/22	6,591,263

61,000	Aqua America, Inc. 6.000%, 04/30/22	3,487,980

61,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)~§** 4.516%, 09/15/29	3,081,811

68,875	DTE Energy Company~ 6.500%, 10/01/19	3,843,225

	Sempra Energy

34,400	6.750%, 07/15/21	3,833,880

31,500	6.000%, 01/15/21^	3,501,540

		24,339,699

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,126,558)	95,476,005

COMMON STOCKS (3.0%)

	Communication Services (0.0%)

1,943	Cumulus Media, Inc. - Class A#	29,359

	Energy (0.5%)

525	Chevron Corp.	64,633

16,600	Energy Transfer, LP	238,708

19,925	Enterprise Products Partners, LP	599,942

3,850	GasLog, Ltd.	54,824

5,025	Magellan Midstream Partners, LP	332,353

1,960	Schlumberger, Ltd.	78,341

328,423	Southwestern Energy Company^#	722,531

7,365	Targa Resources Corp.^	286,572

2,400	Williams Companies, Inc.	59,136

		2,437,040

	Health Care (2.5%)

78,079	Allergan, PLC	12,531,679

	TOTAL COMMON STOCKS (Cost $31,406,806)	14,998,078

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.2%)

	Other (0.2%)

9,766	SPDR Bloomberg Barclays High Yield Bond ETF^ (Cost $1,092,034)	$1,060,490

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Consumer Discretionary (0.1%)

37	Amazon.com, Inc.

6,907,086	Call, 01/17/20, Strike $1,900.00	464,628

	Industrials (0.2%)

610	Stanley Black & Decker, Inc.

9,002,990	Call, 01/17/20, Strike $145.00	732,000

	Information Technology (0.3%)

330	Lam Research Corp.

6,884,130	Call, 01/17/20, Strike $190.00	1,018,050

1,590	Micron Technology, Inc.

7,137,510	Call, 10/18/19, Strike $45.00	592,275

		1,610,325

	TOTAL PURCHASED OPTIONS (Cost $2,389,042)	2,806,953

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.0%)

7,606,750	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	7,609,032

7,589,091	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	7,589,091

	TOTAL SHORT TERM INVESTMENTS (Cost $15,198,123)	15,198,123

TOTAL INVESTMENTS (147.4%) (Cost $752,246,428)		741,017,686

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.7%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.7%)		(174,239,773)

NET ASSETS (100.0%)		$502,777,913

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $12,677,450.

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
@	In default status and considered non-income producing.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,448,066.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows*:

Cost basis of investments	$752,246,428

Gross unrealized appreciation	49,583,013
Gross unrealized depreciation	(60,811,755)

Net unrealized appreciation (depreciation)	$(11,228,742)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.